Share Capital, Textual (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares outstanding (in shares)	104,251,019	103,005,748
Preference shares authorized (in shares)	20,000,000	20,000,000
Preference shares par value (in USD per share)	$ 0.01	$ 0.01
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preference shares authorized (in shares)	1,000,000
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	2,300,000	2,300,000
Series D Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	3,200,000	3,200,000